Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, WGC, Shandong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Foreign Currency Translation

Foreign Currency Translation

The Company’s financial statements are presented in Chinese Renminbi (“RMB”), which is the Company’s reporting currency. The functional currency of the Company’s subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company’s subsidiaries in the PRC is RMB.

In accordance with FASB ASC Topic 830, “Foreign Currency Matters”, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S.dollar into RMB are recorded in shareholders’ equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts

Convenience Translation into United States Dollar Amounts

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB 6.0969 to one Dollar ($), which is published by the People’s Bank of China on December 31, 2013. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

Use of Estimates

The preparation and presentation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Cash	Cash Cash includes cash on hand, and cash accounts and interest bearing savings accounts in the financial institutions.
Available-for-sale Securities

Available-for-sale Securities

Available-for-sale securities are investments in debt securities and equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of income and comprehensive income upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains or losses for available-for-sale securities are excluded from the net income attributable to ordinary shareholders and reported net of taxes in the “other comprehensive loss” in the statement of income and comprehensive income, and accumulated as shareholders’ equity until realized.

Inventories

Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity. From November 2013, the Company initiated a “bill and hold” arrangement with the granaries whereby the Company took the possession of the corn upon purchase and storage of the corn by the granaries. Purchased corn are recognized as inventories when the significant risks and rewards of ownership are considered to be transferred to the Company upon full payment of the corn price made to the granaries and the quantity and quality of the purchased corn had been inspected and acknowledged by the Company.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized and reflected as a line item before income from operations.

Land Use Rights

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under FASB ASC Topic 350-30, “General Intangibles Other Than Goodwill”. The current production license for use in the production and distribution of edible alcohol is renewed in October 2011with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company’s historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. The remaining useful life of the production license is estimated as 3.7 years, starting from the date it is expected to contribute to the future cash flows of the Company to the expiration date of next renewed license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”, reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value.

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company performed impairment of long-lived assets test and no impairment losses were deemed required and as a result, the Company did not record any impairment losses for the years ended December 31, 2011, 2012 and 2013.

Value added tax

Value added tax

All the subsidiaries of the Company in the PRC are subject to value added tax (“VAT”) imposed by the Government of the PRC on its purchase and sales of goods, its purchase of property, plant and equipment and the freight expenses being incurred. The output VAT is charged to customers who purchase goods from the Company and debited to trade accounts receivable and credited to VAT payable — output VAT. As of December 31, 2012 and 2013, the trade accounts receivable included the output VAT charged to customers are RMB41,816,583 and RMB44,646,052 ($7,322,746), respectively. The input VAT is incurred when the Company purchases goods and property, plant and equipment from its vendors and the freight expenses being incurred. The input VAT incurred is debited to VAT recoverable or VAT payable — input VAT and credited to payables accounts or cash and cash equivalent. VAT payable is computed on a monthly basis and payable in the following month based on the difference between the amount of output VAT and input VAT as of month-end, The applicable VAT rate is ranged from 13% to 17% in general, depending on the types of products purchased and sold. If the amount of validated input VAT being aroused by purchasing goods and property, plant, equipment and the freight expenses incurred exceeds that of output VAT for sales of goods during the month, the debit VAT payable balance as of month-end will be carried forward to be creditable against future collection of output VAT in the following months, and will be reclassified as VAT recoverable under other receivables. In addition, input VAT is off-the-price and not included in the cost of inventory.

According to Cai Shui [2012] No. 38 issued by the PRC State Administration of Taxation, since July 2012, the input VAT paid for purchase of corns can only be offset against the output VAT when the required conditions are being fulfilled and validated by the PRC Taxing Authority, otherwise, the input VAT paid will be temporarily recorded as VAT recoverable under other receivables.  As of December 31, 2012 and 2013, VAT recoverable consisted of input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority of RMB14,068,225 and RMB40,761,846 ($6,685,667), respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic 605, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers’ warehouse or designated destination, or at the time products are picked up by the customers at the Company’s warehouse.

Revenues presented on the consolidated statements of income and comprehensive income are net of sales taxes and surcharges.

Consumption Tax

Consumption Tax

The Company is subject to consumption tax imposed by the Government of the PRC on its sales of edible alcohol and the tax rate is 5% to the sales amount of edible alcohol. The amount of consumption tax that is netted against sales revenue for the years ended December 31, 2011, 2012 and 2013 are RMB101,796,398, RMB95,920,874 and RMB 80,054,943 ($13,130,434), respectively. As of December 31, 2012 and 2013, consumption tax payable are included in “VAT and other taxes payable” under “Accrued expenses and other payables” amounted to RMB18,206,743 and RMB 20,351,703 ($3,338,041), respectively.

Cost of Goods Sold

Cost of Goods Sold

The Company’s cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments, including write downs for excess and obsolete inventory. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2011, 2012 and 2013.

Advertising Expenses	Advertising Expenses Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2011, 2012 and 2013.
Shipping and Handling Costs

Shipping and Handling Costs

The Company records all charges to customers for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold for the years ended December 31, 2011, 2012 and 2013.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company did not have an allowance for doubtful accounts for this risk.

Retirement and Other Postretirement Benefits

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of FASB ASC Topic 715, “Compensation—Retirement Benefits”.

The total amounts for such employee benefits which were expensed were RMB10,533,795, RMB9,448,608 and RMB9,194,271 ($1,508,024) for the years ended December 31, 2011, 2012 and 2013, respectively.

Income Taxes

Income Taxes

The Company follows FASB ASC Topic 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company has adopted FASB ASC Topic 740-10-25 since January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company performed self-assessment and the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2012 and 2013, the management of the Company considered that the Company had no additional liabilities for uncertain tax positions affecting its consolidated financial position and results of operations or cash flows, and will continue to evaluate for any uncertain position in the future. There are no estimated interest costs and penalties provided in the Company’s consolidated financial statements for the years ended December 31, 2011, 2012 and 2013, respectively. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities and the major one is the China Tax Authority.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with FASB ASC Topic 220, “Comprehensive Income”. FASB ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported net of taxes in the consolidated statements of income and comprehensive income. The components of comprehensive income were the net income for the years, the foreign currency translation adjustments and the unrealized holding gain (loss) for available-for-sales securities.

Appropriated Retained Earnings

Appropriated Retained Earnings

The income of the Company’s PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiaries’ Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity’s registered capital. The annual appropriations of reserves of both Shandong Borun and Daqing Borun is 10% of the net income after income tax expenses. For the years ended December 31, 2011, 2012 and 2013, the Company made the transfers to this reserve fund in the amounts of RMB31,792,528, RMB18,815,144 and RMB7,954,033 ($1,304,603), respectively, separately presented as “Retained earnings—appropriated” in the balance sheets.

Dividends

Dividends

The Company provides discretionary dividend payments based on the approval of the Company’s Board of Directors. The Board of Directors of the Company had not approved any dividend payment for the year ended December 31, 2011, 2012 and 2013.

Earnings Per Share

Earnings Per Share

Earnings per share is calculated in accordance with FASB ASC Topic 260, “Earnings Per Share”. Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income, representing undistributed earnings available to ordinary shareholder—basic and diluted	312,994,474	188,151,454	79,528,309	13,044,057

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	12.17	7.31	3.09	0.51

Operating Risk

Operating Risk

Concentrations of Credit Risk

Trade Accounts Receivable—Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer’s financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected. As of December 31, 2012 and 2013, there was no individual trade accounts receivable amounted over 10% of the total balance.

Revenues—Substantially all of the Company’s revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, corn germ, liquid carbon dioxide and crude corn oil in PRC. Any significant decline in market acceptance of the Company’s products or in the financial condition of our existing customers could impair our ability to operate effectively. None of the individual customers contributed over 10% of the total revenue for the year ended December 31, 2011, 2012 and 2013.

Interest Rate Risk

Borrowingsand Bonds—The Company’s significant interest-bearing financial liabilities are borrowings and bonds.

Short-term and long-term borrowings are contributed to 90% and 10% to the total borrowings, respectively, as of December 31, 2013. Short-term borrowings will be matured at various dates within the year ending December 31, 2014, which do not expose the Company to interest rate risk. The Company’s interest rate risk arises primarily from long-term borrowings and bonds. During the year ended December 31, 2013, all of the Company’s long-term borrowings issued at variable rates and were denominated in the RMB, which expose the Company to cash flow interest rate risk which is partially offset by cash held at variable rates. The Company’s bonds were issued at fixed rates and expose the Company to fair value and interest rate risk.

The interest rates profile and terms of repayment of the Company’s long-term borrowings and bonds payable at the end of the reporting period are disclosed in note 14 and note 15, respectively, to the consolidated financial statements.

Other than the above, other financial assets and liabilities do not have material interest rate risk.

Liquidity Risk

The Company’s working capital is sufficient to meet our present requirements. The Company may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, the Company intends to rely primarily on cash flows from operations and additional borrowings from the financial institutions in order to meet the Company’s anticipated cash needs. If the anticipated cash flow is insufficient to meet the requirements, the Company’s may also seek to issue additional equity, debt or equity-linked securities.

Country Risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, pricing and supply of corns and coals, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In July 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-11, “Income Tax (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists”. This ASU provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except as follows. To the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company believes that its adoption of ASU 2013-11 will not have any material impact on its consolidated financial statements.